Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Summary of fair value hierarchy for financial assets and liabilities that are measured at fair value on recurring basis

The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Cash and cash equivalents	24	98,270	98,270	—	—
Financial assets - investments FVTPL - traded		106	106	—	—
Financial assets - investments FVTPL - not traded		95	—	—	95
Current financial assets - derivatives	19	711	—	711	—
Current financial assets - interests receivable	19	618	618	—	—
Non-current secured notes at FVTPL	19	3,938	—	—	3,938
Total assets		103,738	98,994	711	4,033

Current financial liabilities - derivatives	19, 27	3,420	—	3,420	—
Non-current financial liabilities - derivatives	19, 27	642	—	642	—
Total Liabilities		4,062	—	4,062	—

At December 31, 2023:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Cash and cash equivalents	24	69,602	69,602	—	—
Financial assets - investments FVTPL - traded		240	240	—	—
Financial assets - investments FVTPL - not traded		436	—	—	436
Non-current financial assets - derivatives	19	577	—	577	—
Current financial assets - derivatives	19	3,633	—	3,633	—
Other current financial assets	19	749	—	749	—
Non-current secured notes at FVTPL	19	3,182	—	—	3,182
Total assets		78,420	69,842	4,959	3,618

Current financial liabilities - derivatives	19, 27	20	—	20	—
Non-current financial liabilities - derivatives	19, 27	488	—	488	—
Total Liabilities		508	—	508	—

Summary of changes in level 3 instruments

The following table presents the changes in level 3 instruments for the year ended December 31, 2024:

	Financial assets - investments FVTPL - not traded	Non-current secured notes at FVTPL	Total
	(EUR thousand)
At December 31, 2023	436	3,182	3,618
Additions	9	—	9
Fair value adjustments	(350)	756	406
At December 31, 2024	95	3,938	4,033

The changes in level 3 instruments for the year ended December 31, 2024 are mainly due to fair value adjustments. The gains and losses from fair value adjustments were recognized in finance income and finance expense, respectively.